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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Sheffield Asset Management, L.L.C.
                 ----------------------------------
   Address:      900 N. Michigan Avenue, Suite 1100
                 ----------------------------------
                 Chicago, Illinois 60611
                 ----------------------------------

Form 13F File Number: 028-12168
                          ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Amy Rosenow
         -------------------------------
Title:   Chief Operating Officer
         -------------------------------
Phone:   (312) 506-6403
         -------------------------------

Signature, Place, and Date of Signing:

          /s/ Amy Rosenow             Chicago, Illinois   November 15, 2010
   -------------------------------    -----------------   -----------------
             [Signature]                [City, State]         [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        --------------------

Form 13F Information Table Entry Total: 17
                                        --------------------

Form 13F Information Table Value Total: 304,088
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

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                           FORM 13F INFORMATION TABLE

                                                 COLUMN
          COLUMN 1           COLUMN 2  COLUMN 3     4          COLUMN 5      COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- -------- --------- -------- ------------------ ---------- -------- -------------------
                               TITLE             VALUE    SHRS OR  SH/ PUT/ INVESTMENT   OTHER    VOTING AUTHORITY
       NAME OF ISSUER        OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS SOLE   SHARED  NONE
---------------------------- -------- --------- -------- --------- --- ---- ---------- -------- ---- --------- ----
CONSOL ENERGY INC              COM    20854P109   24,209   655,000 SH         OTHER        *           655,000
GREIF INC                     CL A    397624107    2,706    45,990 SH         OTHER        *            45,990
HOME DEPOT INC                 COM    437076102   11,676   368,565 SH         OTHER        *           368,565
HEARTLAND EXPRESS INC          COM    422347104    3,138   211,000 SH         OTHER        *           211,000
KROGER CO                      COM    501044101   18,259   842,982 SH         OTHER        *           842,982
KOHLS CORP                     COM    500255104   16,605   315,200 SH         OTHER        *           315,200
MF GLOBAL HLDGS LTD            COM    55277J108   15,864 2,203,313 SH         OTHER        *         2,203,313
MINERALS TECHNOLOGIES INC      COM    603158106   54,535   925,573 SH         OTHER        *           925,573
PACKAGING CORP AMER            COM    695156109   46,825 2,020,915 SH         OTHER        *         2,020,915
PILGRIMS PRIDE CORP NEW        COM    72147K108    8,697 1,547,553 SH         OTHER        *         1,547,553
RELIANCE STEEL & ALUMINUM CO   COM    759509102   18,369   442,300 SH         OTHER        *           442,300
SIGNET JEWELERS LIMITED        SHS    G81276100   49,556 1,561,315 SH         OTHER        *         1,561,315
STAPLES INC                    COM    855030102   14,226   680,000 SH         OTHER        *           680,000
SEAGATE TECHNOLOGY PLC         SHS    G7945M104    2,532   215,000 SH         OTHER        *           215,000
SUNOCO INC                     COM    86764P109   11,096   304,007 SH         OTHER        *           304,007
TEMPLE INLAND INC              COM    879868107    2,959   158,575 SH         OTHER        *           158,575
WESTERN DIGITAL CORP           COM    958102105    2,836    99,900 SH         OTHER        *            99,900

*This form is being filed by Sheffield Asset Management, L.L.C. ("SAM"), which serves as General Partner of Sheffield Partners, L.P. and Sheffield Institutional Partners, L.P. and Investment Advisor to Sheffield International Partners Master, Ltd. (collectively, the "Funds") with respect to the shares of common stock directly owned by the Funds. The members of SAM are Brian J. Feltzin and Craig C. Albert.